22. FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT: Schedule of aging of accounts receivable (Tables)	12 Months Ended
Dec. 31, 2019
Tables/Schedules
Schedule of aging of accounts receivable
	December 31, 2019	December 31, 2018
	$	$
Not past due	-	223,249
Under 30 days past due	-	25,165
31 – 90 days past due	3,099	1,945
Over 90 days past due	12,375	29,921
	15,474	280,280